INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies		$ 66,487	$ 89,611
Work in process		562	387
Finished goods		44,650	31,131
Total inventories	$ 191,837	$ 111,699	$ 121,129